May 3, 2019

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	American Family Life Insurance Company American Family Variable Account I
Post-Effective Amendment No. 15 to Form N-6 (File Nos. 333-147408; 811-10097)

Commissioners:

On behalf of American Family Life Insurance Company (the “Company”) and American Family Variable Account I (the “Account”), we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the Prospectus and Statement of Additional Information for the variable universal life insurance policies offered by the Company through the Account that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained above-referenced post-effective amendment (the “Amendment”) to the registration statement on Form N-6 for the Account. The Amendment was filed electronically with the Commission on April 12, 2019.

If you have any questions or comments regarding this filing, please contact the undersigned at (816) 753-7000.

Sincerely,

/s/ Michaela Schultze

Michaela Schultze